Share-based Compensation - Components of Share-based Compensation Expense (Parenthetical) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	[1]	Dec. 31, 2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation	$ 9,671	$ 12,307		$ 8,566
NOVA RSU PLAN | Equity Settled Expense
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation recovery	107
NOVA DSU PLAN | Cash Settled Expense
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Share-based compensation	$ 404

[1]	Adjustment to provisional amounts — refer to note 5(b).